Risk management - Additional Information (Detail) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020 CAD ($) bbl Mcf	Dec. 31, 2019 CAD ($)
Disclosure of risk management strategy [line items]
Senior notes			$ 49.3	$ 58.4
Risk management, description			the Company may, from time to time, manage these risks through the use of swaps or other financial instruments up to a maximum of 50 percent of forecast sales volumes, net of royalties, for the balance of any current year plus one additional year forward and up to a maximum of 25 percent, net of royalties, for one additional year thereafter.
Maximum exposure to credit risk			$ 41.6	66.0
Accounts receivable, carrying value			40.8	65.6
Derivative financial assets, fair value			$ 0.8	$ 0.4
Percentage of long term debt instruments exposed to changes in short term interest rates			87.00%	87.00%
Fixed interest rate debt instruments outstanding			$ 60.3	$ 61.5
Fixed interest rate debt instruments average remaining term			10 months 24 days	1 year 6 months
Average interest rate			5.20%	5.70%
Later than three months [member]
Disclosure of risk management strategy [line items]
Accounts receivable, carrying value			$ 5.7	$ 8.7
Natural gas [member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price per unit | Mcf			0.50
Natural gas [member] | Subsequent [member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties		65.00%
Maximum percentage additional volume to be hedged net of royalties	60.00%
CrudeOil [Member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price per unit | bbl			1.00
CrudeOil [Member] | Subsequent [member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties		65.00%
barrels of OIL [Member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price, amount			$ 0.4
MCF Of Gas [Member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price, amount			1.1
Senior notes [member]
Disclosure of risk management strategy [line items]
Senior notes			$ 60.3	$ 61.5